Deposits on Equipment	11 Months Ended
Dec. 31, 2021
Disclosure Deposits On Equipment [Abstract]
Deposits on Equipment
NOTE 6. DEPOSITS ON EQUIPMENT
As of December 31, 2021, the Company had outstanding executed purchase agreements for the purchase of (1) 27,000 Antminer S19j Pro (100 TH/s) miners from Bitmain Technologies Limited (“Bitmain”) and (2) 60,000 MicroBT M30S, M30S+ and M30S++ miners from SuperAcme Technology (Hong Kong) Limited (“SuperAcme”). The Company also has an agreement for the purchase of between 28,000 to 56,000 mining rigs from Bitfury Top HoldCo, made under, and as a part of, the Master Services and Supply Agreement between the Company and Bitfury Top HoldCo dated August 26, 2021. The agreement is a non-binding
commitment unless and until confirmed by a mutually executed order confirmation. See Note 8 for more information on the Master Services and Supply Agreement. All of the miners to be acquired under the purchase agreements with Bitmain and SuperAcme are to be delivered in monthly batches from January 2022 through December 2022.

Additionally, the Company also entered into two agreements with Bitfury USA Inc., a subsidiary of Bitfury Top HoldCo, made under, and as a part of, the Master Services and Supply Agreement, to purchase a total of 200 units of BlockBox air-cooled
containers (each a “BBAC”), the modular data centers that house mining machines. The delivery of the first 20 containers is expected to begin in the first quarter of 2022 and the remainder are expected to be delivered in 20 batches between May 2022 and October 2022.
The maximum purchase agreement commitments, deposits paid and expected delivery timing (remaining balances are payable in advance of shipping) are summarized below:

Vendor	Agreement Date	Maximum Purchase Commitment*	Deposits Paid	Expected Shipping
Bitmain Technologies Limited**	August 20, 2021 and August 30, 2021	$171,135,000	$75,024,010	January 2022 - September 2022

SuperAcme Technology (Hong Kong)**	September 2, 2021	222,400,800	22,240,080	July 2022 - December 2022

Bitfury Top HoldCo B.V.	October 11, 2021	***	10,000,000	***

Bitfury USA Inc. and other vendors (primarily for BBACs)	Various	44,594,951	7,592,224

Total		$438,130,751	$114,856,314

*	Maximum purchase commitment does not consider discounts that the Company may qualify for with the respective vendors, which could reduce the total cost of the miners.
**
Pursuant to the Company’s agreements with Bitmain and SuperAcme, the Company is responsible for all logistics costs related to transportation, packaging for transportation and insurance related to the delivery of the miners.

***	As of December 31, 2021, there were no mutually executed order confirmations and as such, the Company had no binding commitments to acquire miners from Bitfury Top HoldCo.